UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

FORM N-Q

SEPTEMBER 30, 2015

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 56.7%
Australia - 7.3%
New South Wales Treasury Corp., Senior Notes	5.000%	8/20/24	109,030,000	AUD	$89,369,223
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	61,390,000	AUD	49,984,384	(a)
Queensland Treasury Corp., Senior Bonds	4.750%	7/21/25	71,570,000	AUD	56,898,367	(a)
Queensland Treasury Corp., Senior Notes	6.000%	7/21/22	55,520,000	AUD	46,644,775	(a)

Total Australia					242,896,749

Brazil - 3.8%
Federative Republic of Brazil, Notes	10.000%	1/1/21	101,879,000	BRL	20,761,473
Federative Republic of Brazil, Notes	10.000%	1/1/23	321,405,000	BRL	61,951,432
Federative Republic of Brazil, Notes	10.000%	1/1/25	248,185,000	BRL	45,874,817

Total Brazil					128,587,722

Hungary - 4.3%
Republic of Hungary, Bonds	7.500%	11/12/20	2,000,000,000	HUF	8,851,089
Republic of Hungary, Bonds	7.000%	6/24/22	8,300,000,000	HUF	36,476,646
Republic of Hungary, Bonds	6.000%	11/24/23	17,400,000,000	HUF	74,170,144
Republic of Hungary, Bonds	5.500%	6/24/25	5,830,000,000	HUF	24,443,965

Total Hungary					143,941,844

Indonesia - 4.1%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	317,700,000,000	IDR	20,041,774
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	1,222,400,000,000	IDR	78,357,926
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	71,600,000,000	IDR	4,237,889
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	609,200,000,000	IDR	36,025,967

Total Indonesia					138,663,556

Italy - 4.8%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	5.000%	8/1/39	101,855,000	EUR	160,219,878	(a)

Malaysia - 2.7%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	144,630,000	MYR	32,706,368
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	80,300,000	MYR	18,078,977
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	181,645,000	MYR	39,187,757

Total Malaysia					89,973,102

Mexico - 14.1%
United Mexican States, Senior Bonds	8.500%	5/31/29	2,281,850,000	MXN	159,287,570
United Mexican States, Senior Bonds	8.500%	11/18/38	1,572,960,000	MXN	110,357,963
United Mexican States, Senior Bonds	7.750%	11/13/42	3,121,000,000	MXN	203,483,942

Total Mexico					473,129,475

New Zealand - 3.5%
Government of New Zealand, Senior Bonds	5.000%	3/15/19	16,740,000	NZD	11,533,706	(a)
Government of New Zealand, Senior Bonds	6.000%	5/15/21	53,765,000	NZD	40,084,238	(a)
Government of New Zealand, Senior Bonds	5.500%	4/15/23	86,260,000	NZD	64,454,053	(a)

Total New Zealand					116,071,997

Norway - 2.5%
Kommunalbanken AS, Senior Notes	0.513%	2/20/18	82,932,000		83,178,474	(b)(c)

Poland - 2.4%
Republic of Poland, Bonds	4.000%	10/25/23	113,540,000	PLN	32,530,914
Republic of Poland, Bonds	3.250%	7/25/25	172,195,000	PLN	46,886,757

Total Poland					79,417,671

Portugal - 3.3%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	3.850%	4/15/21	25,220,000	EUR	31,725,091	(a)
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	57,620,000	EUR	77,879,118	(a)

Total Portugal					109,604,209

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 3.9%
Republic of South Africa, Bonds	6.750%	3/31/21	354,455,000	ZAR	$24,065,138
Republic of South Africa, Bonds	6.500%	2/28/41	1,434,810,000	ZAR	77,504,691
Republic of South Africa, Bonds	8.750%	2/28/48	404,385,000	ZAR	28,129,101

Total South Africa					129,698,930

TOTAL SOVEREIGN BONDS (Cost - $2,309,965,096)					1,895,383,607

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%
Atlantes Mortgage PLC, 2003 A	0.172%	8/20/61	9,836,546	EUR	9,395,529	(a)(b)
Bancaja Fondo de Titulizacion de Activos, 2011 A2	0.151%	4/27/50	4,995,524	EUR	5,082,977	(a)(b)
Countrywide Alternative Loan Trust, 2005-26CB A6	5.500%	7/25/35	2,470,985		2,310,312
Fondo de Titulizacion de Activos UCI, 2017 A2	0.124%	12/17/49	7,677,818	EUR	6,682,778	(a)(b)
Hipocat Fondo de Titulizacion de Activos, HIPO-11 A2	0.111%	1/15/50	9,763,120	EUR	8,992,247	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2003 A	0.103%	3/22/43	9,221,636	EUR	8,525,882	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.103%	3/22/44	17,577,316	EUR	16,411,276	(a)(b)
Marche Mutui Srl, 2006 A2	0.181%	1/27/64	16,800,000	EUR	17,930,393	(a)
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	2,217,598		2,099,326	(c)
Pastor GC Hipotecario, 2005 A2	0.133%	6/21/46	18,658,105	EUR	17,369,602	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.098%	2/26/49	12,204,070	EUR	12,482,779	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	542,161		504,733

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $126,261,818)					107,787,834

CORPORATE BONDS & NOTES - 23.4%
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 1.7%
Ford Motor Credit Co., LLC, Senior Notes	0.956%	3/27/17	24,800,000		24,450,816	(b)
Ford Motor Credit Co., LLC, Senior Notes	1.237%	6/15/18	34,440,000		34,011,463	(b)

TOTAL CONSUMER DISCRETIONARY					58,462,279

FINANCIALS - 21.4%
Banks - 12.5%
ABN AMRO Bank NV, Senior Notes	1.094%	10/28/16	47,600,000		47,780,404	(b)(c)
Barclays Bank PLC, Senior Notes	0.873%	12/9/16	31,000,000		30,973,557	(b)
Citigroup Inc., Senior Bonds	0.872%	3/10/17	9,925,000		9,907,989	(b)
Citigroup Inc., Senior Bonds	0.985%	4/27/18	29,460,000		29,355,240	(b)
Corporacion Andina de Fomento, Senior Notes	0.844%	1/29/18	45,650,000		46,036,473	(b)
Dexia Credit Local SA, Senior Notes	0.686%	1/11/17	67,075,000		67,174,539	(b)(c)
Dexia Credit Local SA, Senior Notes	0.534%	6/5/18	47,465,000		47,285,962	(b)(c)
Export-Import Bank of Korea, Senior Notes	1.036%	1/14/17	15,790,000		15,817,648	(b)
Export-Import Bank of Korea, Senior Notes	0.914%	5/12/17	62,830,000		62,853,813	(b)(c)
Export-Import Bank of Korea, Senior Notes	0.946%	8/14/17	60,155,000		60,066,813	(b)(c)

Total Banks					417,252,438

Capital Markets - 6.8%
Deutsche Bank AG, Senior Notes	0.924%	2/13/17	51,670,000		51,741,356	(b)
Goldman Sachs Group Inc., Senior Notes	1.421%	11/15/18	114,435,000		115,121,610	(b)
Macquarie Bank Ltd., Senior Notes	0.925%	10/27/17	27,115,000		26,992,115	(b)(c)
Macquarie Group Ltd., Senior Notes	1.297%	1/31/17	33,530,000		33,681,589	(b)(c)

Total Capital Markets					227,536,670

Diversified Financial Services - 2.1%
Svensk Exportkredit AB, Senior Notes	0.416%	9/28/17	69,680,000		69,653,313	(b)

TOTAL FINANCIALS					714,442,421

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Dell Inc., Senior Notes	6.500%	4/15/38	12,910,000	$11,385,329

TOTAL CORPORATE BONDS & NOTES (Cost - $789,182,567)				784,290,029

MUNICIPAL BONDS - 0.7%
Georgia - 0.7%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	5,220,000	6,118,623
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	14,940,000	17,545,685

TOTAL MUNICIPAL BONDS (Cost - $21,452,987)				23,664,308

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.0%
U.S. Government Obligations - 14.0%
U.S. Treasury Bonds	2.875%	5/15/43	107,325,000	106,981,238
U.S. Treasury Bonds	2.500%	2/15/45	391,255,000	360,188,962

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $456,594,831)				467,170,200

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,703,457,299)				3,278,295,978

			SHARES
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $45,064,907)	0.125%		45,064,907	45,064,907

TOTAL INVESTMENTS - 99.4% (Cost - $3,748,522,206#)				3,323,360,885
Other Assets in Excess of Liabilities - 0.6%				20,677,579

TOTAL NET ASSETS - 100.0%				$3,344,038,464

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$1,895,383,607	—	$1,895,383,607
Collateralized mortgage obligations	—	107,787,834	—	107,787,834
Corporate bonds & notes	—	784,290,029	—	784,290,029
Municipal bonds	—	23,664,308	—	23,664,308
U.S. government & agency obligations	—	467,170,200	—	467,170,200

Total long-term investments	—	$3,278,295,978	—	$3,278,295,978

Short-term investments†	$45,064,907	—	—	45,064,907

Total investments	$45,064,907	$3,278,295,978	—	$3,323,360,885

Other financial instruments:
Forward foreign currency contracts	—	$10,059,935	—	$10,059,935

Total	$45,064,907	$3,288,355,913	—	$3,333,420,820

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$20,204,554	—	$20,204,554

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$79,008,811
Gross unrealized depreciation	(504,170,132)

Net unrealized depreciation	$(425,161,321)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2015 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	113,434,475	NZD	170,450,000	Citibank N.A.	10/16/15	$4,577,090
CLP	37,009,000,000	USD	57,369,400	HSBC Bank USA, N.A.	10/19/15	(4,280,598)
NOK	915,400,000	USD	111,740,436	HSBC Bank USA, N.A.	10/20/15	(4,245,311)
SEK	1,012,300,000	USD	118,993,323	HSBC Bank USA, N.A.	10/21/15	2,000,830
USD	6,904,996	SEK	58,200,000	Morgan Stanley & Co. Inc.	10/21/15	(51,301)
CLP	37,882,000,000	USD	57,713,520	HSBC Bank USA, N.A.	10/23/15	(3,392,674)
CLP	27,649,000,000	USD	40,126,261	HSBC Bank USA, N.A.	11/10/15	(546,324)
USD	337,100,543	EUR	307,860,000	Citibank N.A.	11/13/15	(7,124,247)
USD	18,013,380	EUR	16,170,000	HSBC Bank USA, N.A.	11/13/15	(66,640)
USD	9,722,584	EUR	8,620,000	HSBC Bank USA, N.A.	11/13/15	84,380
EUR	21,990,000	USD	24,728,327	JPMorgan Chase & Co.	11/13/15	(140,842)
JPY	5,656,000,000	USD	47,268,324	Citibank N.A.	12/4/15	(82,960)
JPY	6,780,000,000	USD	56,382,911	Citibank N.A.	12/4/15	179,459
JPY	4,145,000,000	USD	34,637,729	Citibank N.A.	12/4/15	(57,931)
JPY	4,145,000,000	USD	34,642,389	Citibank N.A.	12/4/15	(62,592)
INR	11,102,000,000	USD	164,194,336	Barclays Bank PLC	12/16/15	2,774,461
CLP	25,300,000,000	USD	36,153,187	HSBC Bank USA, N.A.	1/15/16	(153,134)
CLP	37,023,000,000	USD	52,167,113	HSBC Bank USA, N.A.	1/29/16	443,715

Total						$(10,144,619)

Abbreviations used in this table:

EUR	— Euro
CLP	— Chilean Peso
INR	— Indian Rupee
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015